Trade and Other Receivables - Schedule of Provision Matrix Trade Receivables (Details) - Lifetime expected credit losses [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	$ 5,428,330	$ 4,548,696
Not past due [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets
1 to 30 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	2,355	1,169
31-60 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	141,735	1,210
61-210 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	10,076	14,163
211 - 240 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	109	58
Over 241 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	$ 5,274,055	$ 4,532,096